Note 7 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Balance, January 1, 2017	$ 20,367
Additions	1,802
Amortization	(3,911)
Write-off	(2)
Balance, June 30, 2017	$ 18,256